OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Advertising Agencies - 1.1%
Omnicom Group, Inc.	66,000	$6,226,440

Aerospace & Defense - 2.4%
L3Harris Technologies, Inc.	34,638	6,797,361
Raytheon Technologies Corporation	77,000	7,540,610
		14,337,971
Air Delivery & Freight Services - 2.5%
FedEx Corporation	26,500	6,054,985
United Parcel Service, Inc. - Class B (a)	46,000	8,923,540
		14,978,525
Airlines - 2.8%
Delta Air Lines, Inc. (b)	253,200	8,841,744
Southwest Airlines Company	235,000	7,646,900
		16,488,644
Auto Manufacturers - 1.4%
General Motors Company	221,000	8,106,280

Automobiles - 0.9%
Winnebago Industries, Inc. (a)	95,387	5,503,830

Building Products - 1.3%
Carrier Global Corporation	163,000	7,457,250

Capital Markets - 1.3%
Goldman Sachs Group, Inc.	23,500	7,687,085

Chemicals - 3.7%
Corteva, Inc.	124,000	7,478,440
Eastman Chemical Company	73,000	6,156,820
International Flavors & Fragrances, Inc. (a)	90,000	8,276,400
		21,911,660
Commercial Banks - 5.8%
Citizens Financial Group, Inc. (a)	239,577	7,275,954
Fifth Third Bancorp (a)	279,000	7,432,560
Prosperity Bancshares, Inc.	68,400	4,207,968
U.S. Bancorp (a)	214,000	7,714,700
Wells Fargo & Company	200,000	7,476,000
		34,107,182
Commercial Services - 1.0%
Moody's Corporation	10,000	3,060,200
S&P Global, Inc.	8,500	2,930,545
		5,990,745
Commercial Services & Supplies - 2.1%
ABM Industries, Inc. (a)	181,003	8,134,275
Korn Ferry (a)	88,000	4,553,120
		12,687,395
Communications Equipment - 1.9%
Cisco Systems, Inc.	218,000	11,395,950

Computers - 1.0%
Apple, Inc.	36,000	5,936,400

Consumer Finance - 3.2%
American Express Company	31,000	5,113,450
Equifax, Inc. (a)	19,000	3,853,960
MasterCard, Inc. - Class A	12,000	4,360,920
Visa, Inc. - Class A (a)	25,500	5,749,230
		19,077,560
Containers & Packaging - 1.3%
WestRock Company	258,000	7,861,260

Distributors - 1.0%
LKQ Corporation	105,000	5,959,800

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	11,000	3,396,470
Invesco Ltd. (c)	387,000	6,346,800
		9,743,270
E-Commerce - 1.6%
eBay, Inc.	211,000	9,362,070

Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)(b)	44,000	4,752,440

Electronics - 1.5%
Sensata Technologies Holding PLC (a)(c)	176,300	8,818,526

Energy Equipment & Services - 0.8%
Schlumberger Ltd. (c)	93,000	4,566,300

Entertainment - 2.4%
Warner Bros Discovery, Inc. (b)	960,750	14,507,325

Food & Drug Retailers - 3.0%
CVS Health Corporation	118,000	8,768,580
Walgreens Boots Alliance, Inc. (a)	267,000	9,232,860
		18,001,440
Food Products - 0.6%
Hormel Foods Corporation (a)	84,000	3,349,920

Health Care Equipment & Supplies - 6.1%
Baxter International, Inc.	247,000	10,018,320
Becton, Dickinson and Company	33,000	8,168,820
Hologic, Inc. (b)	56,000	4,519,200
Medtronic PLC (c)	100,000	8,062,000
Zimmer Biomet Holdings, Inc.	40,250	5,200,300
		35,968,640
Health Care Providers & Services - 2.8%
Quest Diagnostics Inc. (a)	55,000	7,781,400
UnitedHealth Group, Inc.	11,000	5,198,490
Universal Health Services, Inc. - Class B	30,000	3,813,000
		16,792,890
Hotels, Restaurants & Leisure - 1.0%
Denny's Corporation (b)	549,370	6,130,969

Household Durables - 1.5%
Mohawk Industries, Inc. (b)	86,250	8,643,975

Household Products - 2.2%
Kimberly-Clark Corporation	45,000	6,039,900
Reynolds Consumer Products, Inc. (a)	244,600	6,726,500
		12,766,400
Industrial Equipment Wholesale - 1.2%
WESCO International, Inc.	44,300	6,846,122

Insurance - 2.2%
Marsh & McLennan Companies, Inc.	17,000	2,831,350
Travelers Companies, Inc. (a)	28,500	4,885,185
Willis Towers Watson PLC (c)	23,500	5,460,930
		13,177,465
Interactive Media & Services - 0.9%
Meta Platforms, Inc. - Class A (c)	26,000	5,510,440

Internet Software & Services - 2.0%
Alphabet, Inc. - Class C (b)	112,000	11,648,000

IT Services - 2.8%
Fidelity National Information Services, Inc.	140,000	7,606,200
SS&C Technologies Holdings, Inc.	158,000	8,922,260
		16,528,460
Machinery - 4.0%
Cummins, Inc. (a)	31,500	7,524,720
Deere & Company	8,500	3,509,480
Dover Corporation	20,000	3,038,800
Fortive Corp. (a)	49,059	3,344,352
Stanley Black & Decker, Inc. (a)	75,000	6,043,500
		23,460,852
Materials - 0.8%
Axalta Coating Systems Ltd. (b)(c)	157,997	4,785,729

Media - 3.4%
Comcast Corporation - Class A	225,000	8,529,750
Walt Disney Company (b)	117,000	11,715,210
		20,244,960
Pharmaceuticals - 2.1%
Avantor, Inc. (b)	141,000	2,980,740
Johnson & Johnson	60,000	9,300,000
		12,280,740
Real Estate Management & Development - 3.2%
CBRE Group, Inc. - Class A (b)	101,000	7,353,810
Cushman & Wakefield Plc (a)(b)(c)	422,800	4,456,312
Jones Lang LaSalle, Inc. (b)	48,660	7,079,543
		18,889,665
Restaurants - 2.4%
Cracker Barrel Old Country Store, Inc. (a)	38,000	4,316,800
Dine Brands Global, Inc. (a)	108,390	7,331,500
McDonald's Corporation	10,000	2,796,100
		14,444,400
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corporation	251,000	8,200,170
Kulicke and Soffa Industries, Inc. (a)	138,500	7,297,565
Texas Instruments, Inc. (a)	26,000	4,836,260
		20,333,995
Software - 2.0%
Microsoft Corporation	26,000	7,495,800
Oracle Corporation	46,000	4,274,320
		11,770,120
Telecommunications - 1.3%
Corning, Inc.	209,000	7,373,520

Textiles, Apparel & Luxury Goods - 1.0%
Tapestry, Inc. (a)	133,500	5,755,185

TOTAL COMMON STOCKS (Cost $513,799,333)		552,167,795

SHORT-TERM INVESTMENT - 5.9%
Money Market Deposit Account - 5.9%
U.S. Bank N.A., 4.48% (d)
Total Money Market Deposit Account	34,940,030	34,940,030
TOTAL SHORT-TERM INVESTMENT (Cost $34,940,030)		34,940,030

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 22.0%
Investment Company - 22.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (e)
Total Investment Company	130,283,677	130,283,677
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $130,283,677)		130,283,677

TOTAL INVESTMENTS - 121.2%
(Cost $679,023,040)		717,391,502
OTHER ASSETS & LIABILITIES, NET - (21.2)%		(125,476,110)
TOTAL NET ASSETS - 100.0%		$591,915,392

PLC - Public Limited Company
(a)	All or a portion of this security was out on loan at March 31, 2023. Total loaned securities had a value of $129,045,646 at March 31, 2023.
(b)	Non-income producing security.
(c)	U.S. Dollar- denominated foreign security.
(d)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

(e)	The rate quoted is the annualized seven-day yield for the Fund as of March 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2023:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$552,167,795	$-	$-	$552,167,795
Short-Term Investment	-	34,940,030	-	-	34,940,030
Investment Purchased with the Cash Proceeds From Securities Lending*	130,283,677	-	-	-	130,283,677
Total Investments in Securities	$130,283,677	$587,107,825	$-	$-	$717,391,502

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.
Refer to the Schedule of Investments for further information on the classification of investments.